Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 3,874	$ 8,469
Charter revenue resulting from varying charter rates	34,149	36,395
Total deferred revenue	38,023	44,864
Less current portion	(15,618)	(18,356)
Non-current portion	$ 22,405	$ 26,508